Segment Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2019 JPY (¥) Segment	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)
Revenue, Major Customer [Line Items]
Operating business segments | Segment	4
Description of geographic concentration risk related to consolidated net sales	Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales.
Net sales	¥ 3,593,299	¥ 3,951,937	¥ 4,080,015
UNITED STATES
Revenue, Major Customer [Line Items]
Net sales	¥ 958,442	¥ 995,245	¥ 1,022,305